UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: July 1, 2008-June 30, 2009

Item 1 – Proxy Voting Record.

EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

HIGH-YIELD BOND FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Directors:
Neil A. Berkett
Steven J. Simmons
Virgin Media Inc.	VMED	ID: 92769L101	6/10/2009	George R. Zoffinger	Issuer	Yes	For	With

Virgin Media Inc.	VMED	ID: 92769L101	6/10/2009	Ratification of the appointment by the audit committee of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2009	Issuer	Yes	For	With

Virgin Media Inc.	VMED	ID: 92769L101	6/10/2009	To approve the issuance of an additional 7.0 million shares of common stock under the Virgin Media Sharesave Plan	Issuer	Yes	For	With

American Tower Corporation	AMT	ID: 029912201	5/6/2009	To elect nine Directors for the ensuing year or until their successors are elcted and qualified	Issuer	Yes	For	With

American Tower Corporation	AMT	ID: 029912201	5/6/2009	Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm for 2009	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 28, 2009